STOCKHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2020
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

In March 2020, the Company initiated a private placement of shares of its common stock (the 2020 Placement). As of March 31, 2020, the Company sold an aggregate of 321,950 shares of common stock, at a purchase price of $2.87 per share, for aggregate proceeds of approximately $924,000. As the 321,950 shares were issued by the Company’s transfer agent subsequent to March 31, 2020, the $924,000 has been recorded as common stock payable in the stockholders’ equity section of the consolidated balance sheet at March 31, 2020. Subsequent to March 31, 2020, the Company sold approximately 349,350 shares of common stock for aggregate proceeds of approximately $1,002,600. Under the terms of the common stock purchase agreements between the Company and the investors, the Company must use commercially reasonable efforts to file a registration statement with the SEC within 90 days of the closing of the 2020 Placement to register the shares of common stock sold in the 2020 Placement.